Leases - Summary of Quantitative Information About Leases Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right of use assets depreciation	R$ (9,686)	R$ (10,800)	R$ (9,812)
Financial expense	(9,809)	(9,359)	(12,281)
Lease Expense	R$ (19,495)	R$ (20,159)	R$ (22,093)